Goodwill And Other Intangible Assets (Summary Of Acquired Intangible Assets) (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 2,469,802	$ 2,469,802
Accumulated amortization	(2,367,968)	(2,234,466)
Developed Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	2,373,447	2,373,447
Weighted- average amortization period	1 year 3 months 18 days	1 year 10 months 24 days
Accumulated amortization	(2,310,155)	(2,195,924)
Customer List [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	96,355	96,355
Weighted- average amortization period	2 years	3 years
Accumulated amortization	$ (57,813)	$ (38,542)